Note 27 - Segment Information	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
27—SEGMENT
INFORMATION

The Company currently has
four
reporting segments: the corporate activities of the holding Company, EDAP TMS S.A., the High Intensity Focused Ultrasound division, the Urological Devices and Services division and a reporting segment dedicated to the FDA approval for Ablatherm-HIFU activity. Following the Ablatherm FDA clearance received on
November 9, 2015,
there is
no
more cost recorded on the FDA segment in
2016
and
2017.
The following tables set forth the key income statement figures, by segment for fiscal years
2017,
2016
and
2015
and the key balance sheet figures, by segment, for fiscal years
2017,
2016
and
2015.

The business in which the Company operates is the development and production of minimally invasive medical devices, primarily for the treatment of urological diseases. Substantially all revenues result from the sale of medical devices and their related license and royalty payments from third
parties. The segments derive their revenues from this activity.

Segment operating profit or loss and segment assets are determined in accordance with the same policies as those described in the summary of significant accounting policies. Interest income and expense, current and deferred income taxes are not
allocated to individual segments. A reconciliation of segment operating profit or loss to consolidated net loss is as follows:

	2017	2016	2015
Segment operating income (loss)	(2,027)	392	488
Financial income (expense), net	2,643	3,949	(2,094)
Foreign Currency exchange (losses) gains, net	(909)	103	699
Other income (expense), net	-	-	-
Income tax (expense) credit	(388)	(602)	(759)
Consolidated net profit (loss)	(681)	3,842	(1,667)

Percentage of net sales derived from our operations in Asia, France, the United States. and other geographical areas, are as follows:

	2017	2016	2015
Asia	38%	29%	34%
France	30%	27%	24%
United States	5%	10%	5%
Others geographical areas	27%	34%	37%

A summary of the Company’s operations by segment is presented below for years ending
December 31, 2017,
2016
and
2015:

	HIFU Division	UDS Division	EDAP TMS (Corporate)	FDA	Total consolidated
2017
Sales of goods	4,232	18,348	-	-	22,580
Sales of RPPs & leases	3,800	1,295	-	-	5,095
Sales of spare parts and services	1,445	6,566	-	-	8,011
Total sales	9,477	26,209	-	-	35,686
External other revenues	36	24	-	-	60
Total revenues	9,513	26,233			35,746
Total COS	(4,732)	(16,207)	-	-	(20,938)
Gross profit	4,782	10,026	-	-	14,808
R&D expenses	(2,469)	(1,413)	-	-	(3,881)
Selling and marketing expenses	(4,004)	(5,521)	-	-	(9,526)
G&A expenses	(1,009)	(1,057)	(1,362)	-	(3,428)
Total expenses	(7,482)	(7,991)	(1,362)	-	(16,835)
Operating income (loss) from operations	(2,701)	2,035	(1,362)	-	(2,027)
Total Assets	11,333	27,803	7,761	-	46,897
Capital expenditures	1,190	928	-	-	2,118
Long-lived assets	2,804	4,278	-	-	7,082
Goodwill	645	1,767	-	-	2,412

	HIFU Division	UDS Division	EDAP TMS (Corporate)	FDA	Total consolidated
2016
Sales of goods	9,382	14,664	-	-	24,045
Sales of RPPs & leases	3,547	1,359	-	-	4,906
Sales of spare parts and services	862	5,766	-	-	6,628
Total sales	13,791	21,789	-	-	35,579
External other revenues	28	4	-	-	32
Total revenues	13,819	21,792			35,611
Total COS	(5,710)	(13,490)	-	-	(19,200)
Gross profit	8,109	8,302	-	-	16,411
R&D expenses	(2,452)	(1,416)	-	-	(3,868)
Selling and marketing expenses	(3,888)	(4,968)	-	-	(8,856)
G&A expenses	(804)	(1,177)	(1,315)	-	(3,296)
Total expenses	(7,144)	(7,560)	(1,315)	-	(16,019)
Operating income (loss) from operations	964	742	(1,315)	-	392
Total Assets	11,680	24,202	10,709	-	46,591
Capital expenditures	1,013	608	-	-	1,621
Long-lived assets	1,775	3,812	192	-	5,779
Goodwill	645	1,767	-	-	2,412

	HIFU Division	UDS Division	EDAP TMS (Corporate)	FDA	Total consolidated
2015
Sales of goods	4,878	17,027	-	-	21,906
Sales of RPPs & leases	2,908	1,501	-	-	4,408
Sales of spare parts and services	658	5,246	-	-	5,904
Total sales	8,444	23,774	-	-	32,218
External other revenues	32	3	-	-	35
Total revenues	8,476	23,777	-	-	32,253
Total COS	(3,636)	(14,832)	-	-	(18,468)
Gross profit	4,841	8,945	-	-	13,785
R&D expenses	(1,387)	(992)	-	(311)	(2,690)
Selling and marketing expenses	(2,284)	(5,122)	-		(7,406)
G&A expenses	(646)	(1,192)	(1,363)		(3,202)
Total expenses	(4,318)	(7,306)	(1,363)	(311)	(13,298)
Operating income (loss) from operations	523	1,639	(1,363)	(311)	488
Total Assets	9,619	25,818	3,144	-	38,581
Capital expenditures	457	207	-	-	664
Long-lived assets	1,437	3,320	192	-	4,949
Goodwill	645	1,767	-	-	2,412